Non-Controlling Interests (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Balance at beginning of the year	€ 3,727,978	€ 3,301,390	€ 2,662,888
Profit/(loss) for the year	661,314	544,543	531,441
Disposals	6,426	6,234	252
Capital increases	(389)		(3)
Balance at end of the year	3,633,965	3,727,978	3,301,390
Non-controlling interests
Disclosure of subsidiaries [line items]
Balance at beginning of the year	6,497	5,187	4,765
Profit/(loss) for the year	(1,386)	(913)	(704)
Disposals	(49)	(582)	(72)
Disposals	(346)
Business combinations/ Additions to consolidated Group	254
Capital increases	(43)	2,737	1,767
Translation differences	(133)	68
Balance at end of the year	4,886	6,497	5,187
Grifols (Thailand) Ltd | Non-controlling interests
Disclosure of subsidiaries [line items]
Balance at beginning of the year	3,354	2,664
Profit/(loss) for the year	433	778
Disposals		(215)
Disposals	(77)
Translation differences	(131)	127
Balance at end of the year	3,579	3,354	2,664
Grifols Malaysia Sdn Bhd | Non-controlling interests
Disclosure of subsidiaries [line items]
Balance at beginning of the year	1,172	1,040
Profit/(loss) for the year	229	144
Translation differences	(29)	(12)
Balance at end of the year	1,372	1,172	1,040
Araclon Biotech S.L | Non-controlling interests
Disclosure of subsidiaries [line items]
Balance at beginning of the year	140	183
Profit/(loss) for the year	(1,617)	(1,819)
Capital increases		1,776
Balance at end of the year	(1,477)	140	183
Medion Diagnostics AG | Non-controlling interests
Disclosure of subsidiaries [line items]
Balance at beginning of the year		(406)
Disposals		406
Balance at end of the year			(406)
GRI-CEI S/A Productos para transfusao | Non-controlling interests
Disclosure of subsidiaries [line items]
Balance at beginning of the year		1,146
Disposals		(1,146)
Balance at end of the year			1,146
Progenika Biopharma, S.A. (Spain) | Non-controlling interests
Disclosure of subsidiaries [line items]
Balance at beginning of the year	1,211	1,093
Profit/(loss) for the year	(60)	165
Disposals	(297)
Translation differences	27	(47)
Balance at end of the year	881	1,211	1,093
Brainco Biopharma, S.L. (merged with Progenika Biopharma, S.A in 2016) | Non-controlling interests
Disclosure of subsidiaries [line items]
Balance at beginning of the year		(373)
Disposals		373
Balance at end of the year			(373)
Abyntek Biopharma, S.L. | Non-controlling interests
Disclosure of subsidiaries [line items]
Balance at beginning of the year	(73)	(93)
Profit/(loss) for the year	45	20
Disposals	28
Balance at end of the year		(73)	(93)
VCN Bioscience, S.L. (Spain) | Non-controlling interests
Disclosure of subsidiaries [line items]
Balance at beginning of the year	693	(67)
Profit/(loss) for the year	(272)	(201)
Capital increases		961
Balance at end of the year	421	€ 693	€ (67)
Kiro Grifols , S.L. | Non-controlling interests
Disclosure of subsidiaries [line items]
Profit/(loss) for the year	(144)
Business combinations/ Additions to consolidated Group	254
Balance at end of the year	€ 110